Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 3,409,628	¥ 3,680,551
Direct financing leases sold on securitization	1,156	1,698
Principal amount of assets managed or sold on securitization receivables	3,410,784	3,682,249
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	155,860	236,291
Direct financing lease sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	155,860	236,291
Assets recorded on the balance sheet credit losses	28,112	43,188	36,259
Direct financing lease sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	28,112	43,188	36,259
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	1,094,073	989,380
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	13,887	15,806
Assets recorded on the balance sheet credit losses	4,351	4,046	6,783
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,315,555	2,691,171
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	141,973	220,485
Assets recorded on the balance sheet credit losses	¥ 23,761	¥ 39,142	¥ 29,476